Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	mt_SupplementTextBlock

MANAGERS TRUST I

Managers Micro-Cap Fund

Supplement dated September 24, 2013 to the Prospectus dated March 1, 2013, as supplemented March 25, 2013 and August 16, 2013

The following information supplements and supersedes any information to the contrary relating to Managers Micro-Cap Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s prospectus (the “Prospectus”) dated March 1, 2013, as supplemented March 25, 2013, and August 19, 2013.

Effective September 24, 2013, the section titled “Principal Investment Strategies” on page 6 of the Prospectus is hereby replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund generally considers a stock to be a micro-cap stock if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index. As of May 31, 2012, the range of market capitalizations for the Russell Microcap® Index was $7 million to $2.1 billion. The Fund may retain securities that it already purchased even if the stock outgrows the capitalization limits. The Fund will invest in a combination of value-oriented and growth-oriented stocks.

Managers Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mt_SupplementTextBlock

MANAGERS TRUST I

Managers Micro-Cap Fund

Supplement dated September 24, 2013 to the Prospectus dated March 1, 2013, as supplemented March 25, 2013 and August 16, 2013

The following information supplements and supersedes any information to the contrary relating to Managers Micro-Cap Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s prospectus (the “Prospectus”) dated March 1, 2013, as supplemented March 25, 2013, and August 19, 2013.

Effective September 24, 2013, the section titled “Principal Investment Strategies” on page 6 of the Prospectus is hereby replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund generally considers a stock to be a micro-cap stock if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index. As of May 31, 2012, the range of market capitalizations for the Russell Microcap® Index was $7 million to $2.1 billion. The Fund may retain securities that it already purchased even if the stock outgrows the capitalization limits. The Fund will invest in a combination of value-oriented and growth-oriented stocks.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund generally considers a stock to be a micro-cap stock if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index. As of May 31, 2012, the range of market capitalizations for the Russell Microcap® Index was $7 million to $2.1 billion. The Fund may retain securities that it already purchased even if the stock outgrows the capitalization limits. The Fund will invest in a combination of value-oriented and growth-oriented stocks.